Related Party Disclosures - Summary of Transactions with Related Parties (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Sells of steel products	¥ 1,170,241	¥ 849,244
Account trade and other receivables	¥ 46,251	¥ 39,236